SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)		12 Months Ended
	Jan. 21, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Gross proceeds	$ 190,000,000	$ 190,000,000
Less: Proceeds allocated to Share Rights		(1,577,000)
Less: Class A ordinary shares issuance costs		(12,508,055)
Plus: Remeasurement of carrying value to redemption value		21,043,361
Gross proceeds		$ 196,958,306